T. Rowe Price Global Allocation Fund, Inc.
T. Rowe Price Global Allocation Fund Investor Class I Class Advisor Class SUMMARY
Investment Objective
The fund seeks long-term capital appreciation and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees - T. Rowe Price Global Allocation Fund, Inc. - USD ($)	Investor Class		I Class	Advisor Class
Maximum account fee	$ 20	[1]
[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - T. Rowe Price Global Allocation Fund, Inc.		Investor Class		I Class		Advisor Class
Management fees		0.69%		0.69%		0.69%
Distribution and service (12b-1) fees						0.25%
Other expenses		0.30%		0.17%	[1]	0.36%
Acquired fund fees and expenses		0.11%		0.11%		0.11%
Total annual fund operating expenses	[2]	1.10%		0.97%		1.41%
Fee waiver/expense reimbursement	[5]	(0.21%)	[3],[4]	(0.21%)	[1]	(0.24%)	[6]
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]	0.89%		0.76%	[1]	1.17%	[6]
[1]	T. Rowe Price Associates, Inc., has agreed (through February 29, 2020) to pay the operating expenses of the fund’s I Class excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses (“I Class Operating Expenses”), to the extent the I Class Operating Expenses exceed 0.05% of the class’ average daily net assets. Any expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc., by the fund whenever the fund’s I Class Operating Expenses are below 0.05%. However, no reimbursement will be made more than three years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price Associates, Inc., if such repayment does not cause the I Class Operating Expenses (after the repayment is taken into account) to exceed both: (1) the limitation on I Class Operating Expenses in place at the time such amounts were waived; and (2) the current expense limitation on I Class Operating Expenses.
[2]	The figures shown in the fee table do not match the “Ratio of expenses to average net assets” shown in the Financial Highlights table, as that figure does not include acquired fund fees and expenses and excludes expenses permanently waived as a result of investments in other T. Rowe Price Funds.
[3]	As a result of other class’ expense limitations, T. Rowe Price Associates, Inc. waived fund-level expenses ratably across all classes.
[4]	Restated to reflect current fees.
[5]	T. Rowe Price Associates, Inc., is required to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset any acquired fund fees and expenses related to investments in other T. Rowe Price Funds. The amount of the waiver will vary each fiscal year in proportion to the amount invested in other T. Rowe Price Funds. The T. Rowe Price Funds would be required to seek regulatory approval in order to terminate this arrangement.
[6]	T. Rowe Price Associates, Inc., has agreed (through February 29, 2020) to waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) that would cause the class’ ratio of expenses to average daily net assets to exceed 1.15%. The agreement may be terminated at any time beyond February 29, 2020, with approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement (and a previous limitation of 1.15%) are subject to reimbursement to T. Rowe Price Associates, Inc., by the fund whenever the class’ expense ratio is below 1.15%. However, no reimbursement will be made more than three years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price Associates, Inc., if such repayment does not cause the class’ expense ratio (after the repayment is taken into account) to exceed both: (1) the expense limitation in place at the time such amounts were waived; and (2) the class’ current expense limitation.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that an expense limitation arrangement currently in place is not renewed; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - T. Rowe Price Global Allocation Fund, Inc. - USD ($)	1 year	3 years	5 years	10 years
Investor Class	91	297	534	1,214
I Class	78	256	464	1,062
Advisor Class	119	388	694	1,563

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 35.8% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund seeks to invest in a broadly diversified global portfolio of investments, including U.S. and international stocks, bonds and short-term securities, and alternative investments. The fund uses an active asset allocation strategy in conjunction with fundamental research to select individual investments. T. Rowe Price, the fund’s investment adviser, allocates the fund’s assets among various asset classes and market sectors based on its assessment of U.S. and global economic and market conditions, interest rate movements, industry and issuer conditions and business cycles, and other relevant factors. Under normal conditions, the fund’s portfolio will consist of approximately 60% stocks; 30% bonds, money market securities, and other debt instruments; and 10% alternative investments.

The fund’s investments in alternative investments may include unregistered hedge funds or other private or registered investment companies. The fund may also gain exposure to specific asset classes through the use of certain types of derivatives or by investing in other T. Rowe Price mutual funds that focus their investments in a given asset class.

T. Rowe Price may adjust the fund’s portfolio and overall risk profile by making tactical decisions to overweight or underweight particular asset classes or sectors based on its outlook for the global economy and securities markets, as well as by adjusting the fund’s overall derivatives exposure and allocations to alternative investments, including through hedge funds.

The fund expects to normally invest approximately half of its equity investments in U.S. stocks and half in international stocks. When deciding upon overall allocations to stocks, T. Rowe Price examines relative values and prospects among growth- and value-oriented stocks, small- to large-cap stocks, and stocks of companies involved in activities related to commodities and other real assets, as well as by evaluating economic conditions affecting the U.S. and international developed and emerging markets.

The fund invests in alternative investments, including hedge funds and other private or registered investment companies that, in the opinion of T. Rowe Price, have the potential to produce attractive long-term risk-adjusted returns and exhibit a relatively low correlation of returns to more traditional asset classes. The fund’s alternative investments are expected to be less connected to movements in the major equity and bond markets. This is expected to enhance the fund’s overall diversification and offer potentially greater downside protection for the fund than more typical equity investments.

The fund expects to normally invest approximately one-third of its debt investments in international issuers, and the fund may invest up to 25% of its total assets in debt instruments that are rated below investment grade or deemed to be of comparable quality by T. Rowe Price. The fund expects to invest in a diversified portfolio of debt instruments, including U.S. dollar-denominated and non-U.S. dollar-denominated obligations of U.S. and international issuers (including issuers in emerging markets). The fund may purchase securities of any maturity and investments are chosen across the entire government, inflation-linked, corporate, and mortgage-backed and asset-backed securities markets, as well as bank loans. When deciding whether to adjust the duration or credit risk exposure of the fund’s debt investments or the fund’s allocations among various sectors, the adviser weighs factors such as the overall outlook for inflation and the global economy, expected interest rate movements and currency valuations, and the yield advantage that lower-rated instruments may offer over investment-grade bonds.

The fund may use options, futures, and forward currency exchange contracts for a variety of purposes, although the fund expects to primarily use these instruments to efficiently access or adjust exposure to certain market segments, in an attempt to manage portfolio volatility, or to benefit from what the adviser believes is a risk premium in the options market (for example, an option’s price reflects a greater degree of volatility that would typically be realized in the market). The fund’s use of options primarily involves selling (also known as “writing”) and buying call options (or options on related futures contracts) involving stock and investment-grade bond indexes in an effort to enhance risk-adjusted returns, although the fund may buy or sell options for other purposes. These option overlay strategies are generally designed to benefit from a risk premium in the options market and dampen the fund’s overall volatility when compared to a pure bond or equity portfolio. The fund’s use of futures typically involves buying equity index futures contracts on an index as an efficient means of gaining exposure to a particular segment of the U.S. stock market (for example, U.S. small-cap stocks), as well as using Treasury futures to adjust portfolio duration or to reduce the fund’s overall volatility to manage the volatility of the fund or one of its underlying strategies. The fund uses forward currency exchange contracts primarily to moderate the currency risk associated with the fund's international equity holdings, which are commonly non-U.S. dollar-denominated.
Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risks The investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. The fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the fund’s overall asset allocation, investment selections or strategies fail to produce the intended results.

Risks of stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a particular company or industry.

Fixed income markets risks Economic and other market developments can adversely affect fixed income securities markets. At times, participants in these markets may develop concerns about the ability of certain issuers of debt instruments to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt instruments to facilitate an orderly market. Those concerns could cause increased volatility and reduced liquidity in particular securities or in the overall fixed income markets and the related derivatives markets. A lack of liquidity or other adverse credit market conditions may hamper the fund’s ability to sell the debt instruments in which it invests or to find and purchase suitable debt instruments.

Interest rate risks The prices of, and the income generated by, debt instruments held by the fund may be affected by changes in interest rates. A rise in interest rates typically causes the price of a fixed rate debt instrument to fall and its yield to rise. Conversely, a decline in interest rates typically causes the price of a fixed rate debt instrument to rise and the yield to fall. Generally, securities with longer durations carry greater interest rate risk. The fund may face a heightened level of interest rate risk due to historically low interest rates and the potential effect of any government fiscal policy initiatives; for example, the U.S. Federal Reserve Board has ended its quantitative easing program and is expected to continue to raise interest rates. Mortgage-backed securities can react somewhat differently to interest rate changes because falling rates can cause losses of principal due to increased mortgage prepayments and rising rates can lead to decreased prepayments and greater volatility.

Credit risks An issuer of a debt instrument may default (fail to make scheduled interest or principal payments), potentially reducing the fund’s income level and share price. This risk is increased when a security is downgraded or the perceived creditworthiness of the issuer deteriorates.

While the fund’s bond investments are expected to primarily be investment grade, the fund may invest in bonds that are rated below investment grade, also known as high yield or “junk” bonds, including those with the lowest credit rating. High yield bond issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. Accordingly, the securities they issue carry a higher risk of default and should be considered speculative. The fund’s exposure to credit risk, in particular, is increased to the extent it invests in high yield bonds.

Liquidity risks The fund may not be able to sell a holding in a timely manner at a desired price. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the fund’s ability to sell a holding at a suitable price.

International investing risks Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. issuers. International securities tend to be more volatile and less liquid than investments in U.S. securities and may lose value because of adverse local, political, social, or economic developments overseas, or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, international investments are subject to settlement practices and regulatory and financial reporting standards that differ from those of the U.S.

Emerging markets risks The risks of international investing are heightened for securities of issuers in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in international developed markets, emerging markets are more susceptible to governmental interference, local taxes being imposed on international investments, restrictions on gaining access to sales proceeds, and less liquid and less efficient trading markets.

Market capitalization risks Because the fund may invest in companies of any size, its share price could be more volatile than a fund that invests only in large companies. Small and medium-sized companies often have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. Larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and they may be less capable of responding quickly to competitive challenges and industry changes.

Derivatives risks The fund uses options, futures, and forward currency exchange contracts, and is therefore potentially exposed to additional losses not typically associated with direct investments in traditional securities. In addition, for instruments not traded on an exchange, there is a risk that a counterparty to the transaction could default and fail to meet its obligations under the derivatives contract. The values of the fund’s positions in index options and futures will fluctuate in response to changes in the value of the underlying index or security and the fund is exposed to the risk that the underlying index or security will not move in a direction that is favorable to the fund. Selling options could limit the fund’s opportunity to profit from a greater increase in the market value of the reference asset or specific holdings within the underlying index. As a result, selling call options could diminish the fund’s returns during periods of strong equity market performance. When the fund purchases an option, it pays a premium. This premium represents a cost to the fund. The market value of the reference asset or index could also decrease. The fund uses forward currency exchange contracts primarily to moderate the currency risk associated with the fund’s international equity holdings, which are commonly non-U.S. dollar-denominated. The fund’s attempts to hedge currency exposure through forward currency exchange contracts could cause the fund to fail to obtain the benefit of an increase in an international holding’s local currency relative to the U.S. dollar. As a result, the fund’s use of forward currency exchange contracts to hedge the foreign currencies back to the U.S. dollar could dampen the fund’s returns during periods of a weakening U.S. dollar relative to other currencies. Unusual market conditions or the lack of a liquid market for particular options or futures may reduce the fund’s returns, and investment in a futures contract could lead to losses in excess of the fund’s initial investment. Changes in regulations could significantly impact the fund’s ability to invest in specific types of derivatives, which could limit the fund’s ability to employ certain strategies that use derivatives.

Alternative investments/Hedge fund risks The fund’s exposure to alternative investments may prove to be more correlated to the broad markets or the remainder of the fund’s portfolio than anticipated and thus may not realize the intended benefits. A hedge fund is considered an illiquid asset by the fund, is not subject to the same regulatory requirements as mutual funds and other investment companies, and could underperform comparable hedge funds with similar alternative strategies. Hedge funds are not required to provide periodic pricing or valuation information to investors, and often engage in leveraging, short-selling, commodities investing and other speculative investment practices that are not fully disclosed and may increase the risk of investment loss. Their underlying holdings are not as transparent to investors or typically as diversified as those of traditional mutual funds, and an investor’s (i.e., the fund’s) redemption rights are typically limited. All of these factors make the fund’s investments in alternative investments and hedge funds more difficult to value and monitor when compared to more traditional investments, and may increase the fund’s liquidity risks.
Performance
The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.
Global Allocation Fund Calendar Year Returns

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	3/31/17	5.35%	Worst Quarter	9/30/15	-6.32%

The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund.

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA. After-tax returns are shown only for the Investor Class and will differ for other share classes.
Average Annual Total Returns Periods ended December 31, 2017
Average Annual Total Returns - T. Rowe Price Global Allocation Fund, Inc.	1 Year	Since inception		Inception date
Investor Class	17.02%	7.25%		May 28, 2013
Investor Class | Returns after taxes on distributions	16.38%	6.63%		May 28, 2013
Investor Class | Returns after taxes on distributions and sale of fund shares	9.85%	5.46%		May 28, 2013
I Class	17.17%	13.73%		Mar. 23, 2016
Advisor Class	16.68%	7.12%		May 28, 2013
Morningstar Global Allocation Index (reflects no deduction for fees, expenses, or taxes)	17.06%	6.86%	[1]	May 28, 2013
Morningstar Global Allocation Index (reflects no deduction for fees, expenses, or taxes)		12.73%	[2]	Mar. 23, 2016
Lipper Flexible Portfolio Funds Index	15.47%	6.74%	[1]	May 28, 2013
Lipper Flexible Portfolio Funds Index		12.76%	[2]	Mar. 23, 2016
[1]	Return as of 5/28/13.
[2]	Return as of 3/23/16.

Updated performance information is available through troweprice.com.